Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Related Costs
Restructuring related costs included in Selling, general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss) included costs for severance and other restructuring costs as follows:

	Years ended December 31
In millions	2014	2013	2012
Severance and related costs	$58.9	$81.5	$43.4
Other	29.4	21.7	5.3
Total restructuring costs	$88.3	$103.2	$48.7

Restructuring Accrual Activity Recorded on Consolidated Balance Sheets
Activity in the restructuring accrual recorded in Other current liabilities and Employee compensation and benefits in the Consolidated Balance Sheets is summarized as follows:

	Years ended December 31
In millions	2014	2013
Beginning balance	$68.6	$40.4
Costs incurred	58.9	81.5
Cash payments and other	(54.1)	(53.3)
Ending balance	$73.4	$68.6

Restructuring Costs By Segment [Table Text Block]

	Years ended December 31
In millions	2014	2013	2012
Valves & Controls	$48.8	$51.0	$5.1
Flow & Filtration Solutions	14.0	17.8	19.2
Water Quality Systems	15.2	5.0	11.7
Technical Solutions	4.3	19.4	12.7
Other	6.0	10.0	—
Consolidated	$88.3	$103.2	$48.7